Secured Debt and Credit Facilities	3 Months Ended
Mar. 31, 2012
Debt Disclosure [Abstract]
Secured Debt and Credit Facilities
Secured Debt and Credit Facilities
Secured debt and credit facilities consisted of the following:

	March 31, 2012	December 31, 2011
Revolving credit facility	$—	$—
Other notes payable	4.7	4.7
Total	4.7	4.7
Less – current portion of secured debt and credit facilities	(1.7)	(1.3)
Long-term secured debt and credit facilities	$3.0	$3.4

     Revolving Credit Facility. The credit agreement with JPMorgan Chase Bank, N.A., as administrative agent, and the other financial institutions party thereto (the “Revolving Credit Facility”), provides the Company with a $300.0 funding commitment through September 30, 2016. The Revolving Credit Facility is secured by a first priority lien on substantially all of the accounts receivable, inventory and certain other related assets and proceeds of the Company and its domestic operating subsidiaries as well as certain machinery and equipment. Under the Revolving Credit Facility, the Company is able to borrow from time to time an aggregate commitment amount equal to the lesser of $300.0 and a borrowing base comprised of (i) 85% of eligible accounts receivable, (ii) the lesser of (a) 65% of eligible inventory and (b) 85% of the net orderly liquidation value of eligible inventory as determined in the most recent inventory appraisal ordered by the administrative agent and (iii) 85% of certain eligible machinery and equipment, reduced by certain reserves, all as specified in the Revolving Credit Facility. Up to a maximum of $60.0 of availability under the Revolving Credit Facility may be utilized for letters of credit.
Borrowings under the Revolving Credit Facility bear interest at a rate equal to either a base prime rate or LIBOR, at the Company's option, plus, in each case, a specified variable percentage determined by reference to the then-remaining borrowing availability under the Revolving Credit Facility. The Revolving Credit Facility may, subject to certain conditions and the agreement of lenders thereunder, be increased up to $350.0.
The Company had $278.2 of borrowing availability under the Revolving Credit Facility at March 31, 2012, based on the borrowing base determination then in effect. At March 31, 2012, there were no borrowings under the Revolving Credit Facility and $8.5 was being used to support outstanding letters of credit, leaving $269.7 of net borrowing availability. The interest rate applicable to any overnight borrowings under the Revolving Credit Facility would have been 4.0% at March 31, 2012.
Amounts owed under the Revolving Credit Facility may be accelerated upon the occurrence of various events of default including, without limitation, the failure to make principal or interest payments when due and breaches of covenants, representations and warranties set forth therein. The Revolving Credit Facility places limitations on the ability of the Company and certain of its subsidiaries to, among other things, grant liens, engage in mergers, sell assets, incur debt, make investments, undertake transactions with affiliates, pay dividends and repurchase shares. In addition, the Company is required to maintain a fixed charge coverage ratio on a consolidated basis at or above 1.1:1.0 if borrowing availability under the Revolving Credit Facility is less than $30.0. At March 31, 2012, the Company was in compliance with all covenants contained in the Revolving Credit Facility.
     Other Notes Payable. In connection with the Company's acquisition of the Florence, Alabama facility, a promissory note in the amount of $6.7 (the “Nichols Promissory Note”) was issued as a part of the consideration paid. The Nichols Promissory Note bears interest at a rate of 7.5% per annum and is secured by certain real property and equipment included in the assets acquired. Principal payments and accrued but unpaid interest is due in equal quarterly installments through the maturity of August 9, 2015. The Company has the option to prepay all or a portion of the Nichols Promissory Note at any time prior to the maturity date. At March 31, 2012, the outstanding principal balance under the Nichols Promissory Note was $4.7, of which $0.4 was repaid in April 2012, and $1.3 was payable within 12 months.